Financial Risk Management - Summary of Loans and Advances at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 94,671,818	¥ 90,682,938
Adjust: Unearned income, unamortized premiums-net and deferred loan fees-net	(264,527)	(258,392)
Allowance for loan losses	(706,405)	(604,988)	¥ (491,676)	¥ (680,456)
Loans and advances at amortized cost:
Provision (credit) for loan losses	259,938	119,686	136,808
Charge-offs	153,992		185,060
Recoveries	12,413		10,232
Net charge-offs	141,579		174,828
Others	(6,482)		(140,575)
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	95,642,750	91,546,318
Beginning balance	604,988	651,620
Ending balance		604,988	651,620
Loans and advances at amortized cost:
Beginning balance	604,988	651,620
Provision (credit) for loan losses		122,927
Charge-offs		180,254
Recoveries		11,042
Net charge-offs		169,212
Others		(347)
Ending balance		604,988	651,620
Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loans and advances	(706,405)	(604,988)
Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	60,845	65,079
Net transfers between stages	0
Provision (credit) for off-balance sheet items	10,460	(3,242)
Others	(51)	(992)
Ending balance	71,254	60,845	65,079
Loans and advances at amortized cost:
Beginning balance	60,845	65,079
Ending balance	71,254	60,845	65,079
Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	30,012,628	29,239,530
Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	71,254	60,845
Domestic [member]
Loans and advances at amortized cost:
Charge-offs	126,328		161,526
Recoveries	10,096		9,658
Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	60,184,755	59,856,165
Foreign [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(258,143)	(155,114)	(114,306)	¥ (128,347)
Loans and advances at amortized cost:
Charge-offs	27,664		23,534
Recoveries	2,317		574
Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	35,457,995	31,690,153
12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	92,997,331	89,073,539
Beginning balance	158,094	164,515
Ending balance	203,286	158,094	164,515
Loans and advances at amortized cost:
Beginning balance	158,094	164,515
Transfer to 12-month ECL	880	832
Transfer to lifetime ECL not credit-impaired	(2,414)	(1,599)
Transfer to lifetime ECL credit-impaired	(1,650)	(1,966)
Net transfers between stages	(3,184)	(2,733)
Provision (credit) for loan losses	52,085	(4,265)
Charge-offs	0
Recoveries	0
Net charge-offs	0
Others	(3,709)	577
Ending balance	203,286	158,094	164,515
12-month ECL [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	46,118	36,795
Beginning balance	36,795	35,543
Net transfers between stages	(87)	(28)
Provision (credit) for off-balance sheet items	9,461	2,272
Others	(51)	(992)
Ending balance	46,118	36,795	35,543
Loans and advances at amortized cost:
Beginning balance	36,795	35,543
Ending balance	46,118	36,795	35,543
12-month ECL [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	29,711,738	28,842,267
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,800,090	1,590,761
Beginning balance	92,446	130,701
Ending balance	147,382	92,446	130,701
Loans and advances at amortized cost:
Beginning balance	92,446	130,701
Transfer to 12-month ECL	(829)	(805)
Transfer to lifetime ECL not credit-impaired	4,264	4,845
Transfer to lifetime ECL credit-impaired	(7,938)	(10,507)
Net transfers between stages	(4,503)	(6,467)
Provision (credit) for loan losses	60,724	(31,744)
Charge-offs	0
Recoveries	0
Net charge-offs	0
Others	(1,285)	(44)
Ending balance	147,382	92,446	130,701
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	21,423	18,289
Beginning balance	18,289	23,311
Net transfers between stages	(173)	(228)
Provision (credit) for off-balance sheet items	3,307	(4,794)
Others	0
Ending balance	21,423	18,289	23,311
Loans and advances at amortized cost:
Beginning balance	18,289	23,311
Ending balance	21,423	18,289	23,311
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	276,070	383,828
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	845,329	882,018
Beginning balance	354,448	356,404
Ending balance	355,737	354,448	356,404
Loans and advances at amortized cost:
Beginning balance	354,448	356,404
Transfer to 12-month ECL	(51)	(27)
Transfer to lifetime ECL not credit-impaired	(1,850)	(3,246)
Transfer to lifetime ECL credit-impaired	9,588	12,473
Net transfers between stages	7,687	9,200
Provision (credit) for loan losses	136,669	158,936
Charge-offs	153,992	180,254
Recoveries	12,413	11,042
Net charge-offs	141,579	169,212
Others	(1,488)	(880)
Ending balance	355,737	354,448	356,404
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	3,713	5,761
Beginning balance	5,761	6,225
Net transfers between stages	260	256
Provision (credit) for off-balance sheet items	(2,308)	(720)
Others	0
Ending balance	3,713	5,761	6,225
Loans and advances at amortized cost:
Beginning balance	5,761	6,225
Ending balance	3,713	5,761	6,225
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	24,820	13,435
IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Loans and advances	94,671,818	90,682,938
Impaired	845,329
Adjust: Unearned income, unamortized premiums-net and deferred loan fees-net	(264,527)	(258,392)
Allowance for loan losses	(706,405)	(604,988)	(651,620)
Loans and advances at amortized cost:
Charge-offs		180,254
Recoveries		11,042
Net charge-offs		169,212
Others		(347)
IFRS 9 [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	95,642,750	91,546,318
Impaired		882,018
Ending balance	706,405
Loans and advances at amortized cost:
Transfer to 12-month ECL	0
Transfer to lifetime ECL not credit-impaired	0
Transfer to lifetime ECL credit-impaired	0
Net transfers between stages	0
Provision (credit) for loan losses	249,478
Charge-offs	153,992
Recoveries	12,413
Net charge-offs	141,579
Others	(6,482)
Ending balance	706,405
IFRS 9 [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses		(604,988)
IFRS 9 [member] | Domestic [member]
Loans and advances at amortized cost:
Charge-offs		139,496
Recoveries		9,767
IFRS 9 [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses		(155,114)	¥ (153,167)
Loans and advances at amortized cost:
Charge-offs		40,758
Recoveries		1,275
IFRS 9 [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(203,286)
IFRS 9 [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	92,997,331	89,073,539
IFRS 9 [member] | 12-month ECL [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses		(158,094)
IFRS 9 [member] | Lifetime ECL not credit-impaired [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(147,382)
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,800,090	1,590,761
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses		(92,446)
IFRS 9 [member] | Lifetime ECL credit-impaired [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(355,737)
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	845,329	882,018
Impaired	845,329
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses		(354,448)
IFRS 9 [member] | Normal [member] | Other [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	22,949,627	22,952,463
IFRS 9 [member] | Normal [member] | Other [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	22,837,826	22,876,865
IFRS 9 [member] | Normal [member] | Other [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	111,801	75,598
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	39,829,152	38,899,608
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances		24,858,863
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	27,959,953
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	39,631,009	38,708,431
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances		24,350,586
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	27,437,173
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	198,143	191,177
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances		508,277
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	522,780
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,091,323	3,137,657
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,091,323	3,137,657
IFRS 9 [member] | Requiring caution [member] | Other [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	185,620	183,949
IFRS 9 [member] | Requiring caution [member] | Other [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	185,620	183,949
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	579,539	460,319
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	202,207	171,441
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	579,539	460,319
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 202,207	¥ 171,441